Deferred Revenue (Details) - Schedule of deferred revenue - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Deferred Revenue Abstract
Advance from member services	$ 89,700	$ 63,314
Advance from enterprise services	1,141,913	116,093
Total	$ 1,231,613	$ 179,407